Loans and asset quality - Credit Risk Indicators Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of exposure to investment grade securities	92.00%
Percentage of financial institution exposure secured	62.00%
Percent of financial institution exposure expiring within one year	83.00%
Loans	$ 66,879,000,000	$ 66,063,000,000
Allowance for credit losses related to reverse purchase agreements	$ 0	0
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination	61.00%
Percentage of past due mortgages (less than)	1.00%
Wealth management loans and mortgages | California | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	21.00%
Wealth management loans and mortgages | New York | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	14.00%
Wealth management loans and mortgages | Florida | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	11.00%
Wealth management loans and mortgages | Massachusetts | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	8.00%
Wealth management loans and mortgages | Other | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	46.00%
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 1,166,000,000	345,000,000
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	18,011,000,000	16,933,000,000
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 3,053,000,000	$ 4,839,000,000
Overdraft repayment period	2 days